Prepayments and Other Assets	12 Months Ended
Jun. 30, 2025
Prepayments and Other Assets, Net [Abstract]
PREPAYMENTS AND OTHER ASSETS

Note 3 — PREPAYMENTS AND OTHER ASSETS

Prepayments and other current assets consisted of the following:

	As of June 30, 2025	As of June 30, 2024
Advance to crew	$172,133	$267,165
Advance to employee	57,408	211,375
Rental deposit(1)	500,000	—
Other	58,810	76,530
Total	$788,351	$555,070

Prepayments and other non-current assets consisted of the following:

	As of June 30, 2025	As of June 30, 2024
Rental deposit(1)	$—	$500,000
Loan security deposit(2)	475,000	475,000
Total	$475,000	$975,000

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(1)      Rental deposit represents a deposit of $500,000 paid to the lessor of Top Advancer (see Note 8), which is expected to be received in December 2025 upon the lease’s expiration.

(2)      This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 9).